COMMITMENTS AND LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)
Operating Leases
2020	$ 46.0
2021	35.2
2022	22.4
2023	15.2
2024	11.1
2025 and thereafter	29.8
Total lease payments	159.7
Less: imputed interest	(19.4)
Present value of lease liabilities	$ 140.3
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherAccruedLiabilitiesCurrent avy:LongTermRetirementBenefitsAndOtherLiabilities
Finance Leases
2020	$ 5.7
2021	12.5
2022	4.5
2023	4.1
2024	3.9
2025 and thereafter	0.9
Total lease payments	31.6
Less: imputed interest	(3.1)
Present value of lease liabilities	$ 28.5
Number of operating lease contracts not yet commenced	0
Number of finance lease contract not yet commenced	0
Operating leases, rent expense, net, total		$ 66.0	$ 64.0